Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Significant Related Party Transactions

During the years ended December 31, 2011, 2012 and 2013, significant related party transactions were as follows:

	Years Ended December 31
	2011	2012	2013
	$	$	$
One-time commissions
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	—	1,226,227	6,088,130
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	—	5,077,871
Wanjia Win-Win Investment Management Limited	—	—	4,907,999
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	—	819,199	4,050,541
Investee funds of Gopher Asset Management Co., Ltd.	—	3,866,439	2,161,933
Wuhu Bona Film Investment Management Limited	—	—	1,037,354
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd .	—	748,914	807,242
Gopher investment Fund SPC	—	—	761,105
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	1,987,969	215,657	717,565
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	411,614	359,671
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	1,024,790	131,164
Sequoia Capital Investment Management (Tianjin) Co., Ltd	410,755	218,860	127,965
Financial products invested by the Group and affiliates	1,044,942	55,475	92,962
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	594,592	645,699	31,991
Gopher Fund I	—	159,257	20,004
One-time commission related to the financial products held by shareholders	—	—	21,906
Recurring services fee
Investee funds of Gopher Asset Management Co., Ltd.	—	2,504,815	11,827,050
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	—	191,757	10,484,505
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	5,947,099	6,407,642	8,385,120
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	—	459,439	4,885,604
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	1,550,151	3,622,393	3,876,955
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	—	3,151,268
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd .	—	268,632	2,893,066
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	522,800	2,111,583	2,742,184
Financial products invested by the Group and affiliates	665769	1,010,330	1,140,375
Wanjia Win-Win Investment Management Limited	—	—	654,842
Gopher investment Fund SPC	—	—	528,338
Wuhu Bona Film Investment Management Limited	—	—	331,157
Gopher Fund I	—	14,002	34,001

Total	12,724,077	25,982,724	77,329,868

Amounts Due from Related Parties

As of December 31, 2012 and 2013, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2012	2013
	$	$
Wanjia Win-Win Investment Management Limited	—	3,005,600
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	634,910	2,704,988
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	1,546,260	856,879
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	778,562
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	191,677	729,933
Gopher investment Fund SPC	—	506,374
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	297,190	109,055
Gopher GP I	189,451	232,351
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	22,472	—
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	1,030	1,082
Investee funds of Gopher Asset Management Co., Ltd.	1,609,533	—

Total	4,492,523	8,924,824

Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties

As of December 31, 2012 and 2013, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	2012	2013
	$	$
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	2,130,255
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	—	1,950,347
Wanjia Win-Win Assets Management Co., Ltd.	—	1,774,667
Investee funds of Gopher Asset Management Co., Ltd.	610,017	1,100,107
Investee funds of Wuhu Gopher Investment Management Co., Ltd.	—	924,018
Gopher investment Fund SPC	—	576,937
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	—	292,272
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	—	236,586
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	—	201,902

Total	610,017	9,187,091